Long-term bank loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Long-term bank loans	$ 337,225,037		$ 176,055,290
Less: current portion of long term bank loans	(284,928,910)		(143,251,734)
Total long-term bank loans	52,296,127		32,803,556
Restricted cash	368,874,458		250,097,761
Loans payable, weighted average interest rate	7.43%		6.29%
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Real estate properties under development securing long term loans	35,766,700		0
Land use right securing long-term bank loan	507,962,175		104,267,550
Restricted cash	24,513,809		24,602,667
Henan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Henan Wanzhuo") [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan") [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	95.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	142.00%
Loan from ICBC [Member]
Debt Instrument [Line Items]
Long-term bank loans	14,708,286		14,761,600
Loan from ICBC [Member] | Loan from ICBC, Due July 20, 2016 at 6.46% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	14,708,286	[1]	14,761,600	[1]
Maturity date	Jul. 20, 2016
Stated rate	6.46%
Loan from Agricultural Bank of China (Singapore) [Member]
Debt Instrument [Line Items]
Long-term bank loans	0		25,000,000
Loan from Agricultural Bank of China (Singapore) [Member] | Loan from Agricultural Bank of China (Singapore) Due July 12, 2014, at 2.40% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[2]	15,000,000	[2]
Maturity date	Jul. 12, 2014
Interest rate, additional rate over LIBOR	2.40%
Loan from Agricultural Bank of China (Singapore) [Member] | Loan from Agricultural Bank of China (Singapore), Due September 10, 2014, at 2.00% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[2]	10,000,000	[2]
Maturity date	Sep. 10, 2014
Interest rate, additional rate over LIBOR	2.00%
Loan from ICBC (Thai) Public Company Limited [Member]
Debt Instrument [Line Items]
Long-term bank loans	0		10,000,000
Loan from ICBC (Thai) Public Company Limited [Member] | Loan from ICBC (Thai) Public Company Limited, Due November 29, 2014, at 2.10% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[2]	10,000,000	[2]
Maturity date	Nov. 29, 2014
Interest rate, additional rate over LIBOR	2.10%
Loan from Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank loans	35,953,588		36,083,911
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due December 20, 2014, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[2]	4,920,533	[2]
Maturity date	Dec. 20, 2014
Stated rate	6.77%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due April 30, 2015, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	0	[2]	8,200,889	[2]
Maturity date	Apr. 30, 2015
Stated rate	6.77%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due May 30, 2015, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	3,268,508		6,560,711
Maturity date	May 30, 2015
Stated rate	6.77%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due June 30, 2015, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	8,171,270	[1]	16,401,778	[1]
Maturity date	Jun. 30, 2015
Stated rate	6.77%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due April 18, 2015, at 6.46% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	8,171,270	[1]	0	[1]
Maturity date	Apr. 18, 2015
Stated rate	6.46%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China Due November 18, 2015, at 6.46% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	1,634,254	[1]	0	[1]
Maturity date	Nov. 18, 2015
Stated rate	6.46%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China Due March 18, 2016 at 6.46% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	8,171,270		0
Maturity date	Mar. 18, 2016
Stated rate	6.46%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China Due May 18, 2016 at 6.46% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	6,537,016		0
Maturity date	May 18, 2016
Stated rate	6.46%
Loan from China Guangfa Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans	29,106,063		57,406,223
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due June 20, 2015, at 7.07% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	1,323,746	[1]	57,406,223	[1]
Maturity date	Jun. 20, 2015
Stated rate	7.07%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due May 29, 2016, at 8.00% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	11,439,778	[1]	0	[1]
Maturity date	May 29, 2016
Stated rate	8.00%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank due December 23, 2017, at 8.4% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	16,342,539	[1]	0	[1]
Maturity date	Dec. 23, 2017
Stated rate	8.40%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank loans	57,198,888		32,803,556
Loan from Bank of China [Member] | Loan from Bank of China, Due December 30, 2015, at 8.45% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	32,685,079	[3]	32,803,556	[3]
Maturity date	Dec. 30, 2015
Stated rate	8.45%
Loan from Bank of China [Member] | Loan from Bank of China due January 8, 2016 at 8.45% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	24,513,809	[3]	0	[3]
Maturity date	Jan. 08, 2016
Stated rate	8.45%
Loan From China Construction Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans	113,642,752		0
Loan From China Construction Bank [Member] | Loan from China Construction Bank due January 23, 2017, at 5.84% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	113,642,752	[1]	0	[1]
Maturity date	Jan. 23, 2017
Stated rate	5.84%
Loan from Bank of Shanghai [Member]
Debt Instrument [Line Items]
Long-term bank loans	86,615,460		0
Loan from Bank of Shanghai [Member] | Loan from Bank of Shanghai due April 30, 2017, at 9.10% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	$ 86,615,460	[1]	$ 0	[1]
Maturity date	Apr. 30, 2017
Stated rate	9.10%

[1]	Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of December 31, 2014.
[2]	These loans were paid in full during 2014.
[3]	Pursuant to the loan contracts, the long-term loans amounting to US$57,198,888 (December 31, 2013: US$32,803,556) are secured by the 100% equity interests in Henan Wanzhuo and Jiantou Xinyuan, respectively.